Revenue Analysis and Segment Information (Details) - Schedule of Condensed Consolidated Statement of Cash Flow - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
SOS Ltd [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)		$ (11,311)	$ (10,284)		$ (54,250)
Net (loss) from discontinued operation				[1]
Net (loss)/income from continuing operation		(11,311)	(10,284)		(54,250)
Adjustments to reconcile net income net cash used in operating activities:
Loss on acquisition
Income from disposal of discontinued operations
Changes in operating assets and liabilities
Contract liabilities
Adjustments to reconcile net income net cash used in operating activities:
Depreciation of property, plant and equipment
Depreciation of ROU				[1]
Accretion of finance leases				[1]
Share-based compensation		7,264	14,714	[1]	33,537
Allowance for doubtful accounts - accounts receivable				[1]
Allowance for doubtful accounts - other receivable		180	9,422
Impairment of cryptocurrencies				[1]
Impairment of Mining Equipment
Inventory impairment				[1]
Inventory
Changes in operating assets and liabilities
Accounts receivable				[1]
Investment securities
Other receivables		(9,042)	81,100		(9,522)
Inter-company account		(128,413)	(114,793)		(99,132)
Amount due from related parties		17,000	(20,830)
Intangible assets				[2]
Accrued liabilities				[1]
Tax payables
Accounts payable
Other payables			100		5,141
Amount due to related parties		393			15
Lease liability
Net Cash used in Operating Activities - Continuing Operations		(123,929)	(40,571)		(124,211)
Net Cash generated from Operating Activities - Discontinued Operations
Purchase of property, equipment and equipment
Investment in equity					(374,463)
Proceed from disposals of discontinued operations
Cash Provided by (Used in) Investing Activities, Discontinued Operations
Purchase of property, equipment and equipment
Investment in equity					(374,463)
Proceed from disposals of discontinued operations
Net cash (used in) generated from investing activities					(374,463)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from share issuance, net of issuance costs		17,884	18,463		510,271
Proceed from private equity placement, net of issuance costs
Repayment of principle portion of lease liabilities
Proceeds from disposal of subsidiaries			17,000
Net cash generated from (used in) financing activities		17,884	35,463		510,271
EFFECT OF EXCHANGE RATES ON CASH
Net increase/(decrease), effect of exchange rate changes on cash and cash equivalent		(106,045)	(5,108)		11,597
CASH AND CASH EQUIVALENTTS, beginning of year		7,193	12,301		1
CASH AND CASH EQUIVALENTTS, end of year		19,447	7,193		11,598
China SOS Ltd [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)		1,218	(114,515)		2,648
Net (loss) from discontinued operation
Net (loss)/income from continuing operation		1,218	(114,515)		2,648
Adjustments to reconcile net income net cash used in operating activities:
Loss on acquisition
Income from disposal of discontinued operations
Changes in operating assets and liabilities
Contract liabilities
Adjustments to reconcile net income net cash used in operating activities:
Depreciation of property, plant and equipment			3,143	[2]
Depreciation of ROU
Accretion of finance leases
Share-based compensation
Allowance for doubtful accounts - accounts receivable
Allowance for doubtful accounts - other receivable			92,817
Impairment of cryptocurrencies			8,425
Impairment of Mining Equipment			7,686	[2]
Inventory impairment
Inventory				[2]
Changes in operating assets and liabilities
Accounts receivable
Investment securities
Other receivables		(242,263)	(39,738)		(99,516)
Inter-company account		(22,213)	(22,757)		128,855
Amount due from related parties			(113,769)		(900)
Intangible assets			(212)	[1]	(14,502)
Accrued liabilities
Tax payables
Accounts payable					11,359
Other payables			178,855		121
Amount due to related parties
Lease liability		0
Net Cash used in Operating Activities - Continuing Operations		(263,258)	(65)		28,065
Net Cash generated from Operating Activities - Discontinued Operations
Purchase of property, equipment and equipment			(5,458)		(11,358)
Investment in equity					(310,205)
Proceed from disposals of discontinued operations
Cash Provided by (Used in) Investing Activities, Discontinued Operations
Purchase of property, equipment and equipment			(5,458)		(11,358)
Investment in equity					(310,205)
Proceed from disposals of discontinued operations
Net cash (used in) generated from investing activities			(5,458)		(321,563)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from share issuance, net of issuance costs					452,076
Proceed from private equity placement, net of issuance costs
Repayment of principle portion of lease liabilities
Proceeds from disposal of subsidiaries
Net cash generated from (used in) financing activities					452,076
EFFECT OF EXCHANGE RATES ON CASH
Net increase/(decrease), effect of exchange rate changes on cash and cash equivalent		(263,258)	(5,523)		158,578
CASH AND CASH EQUIVALENTTS, beginning of year		154,568	160,091
CASH AND CASH EQUIVALENTTS, end of year		156,811	154,568		158,578
WFOE [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)		(67)		[2]	(12)
Net (loss) from discontinued operation
Net (loss)/income from continuing operation		(67)		[2]	(12)
Adjustments to reconcile net income net cash used in operating activities:
Loss on acquisition
Income from disposal of discontinued operations
Changes in operating assets and liabilities
Contract liabilities
Adjustments to reconcile net income net cash used in operating activities:
Depreciation of property, plant and equipment				[1]
Depreciation of ROU
Accretion of finance leases
Share-based compensation
Allowance for doubtful accounts - accounts receivable
Allowance for doubtful accounts - other receivable				[2]
Impairment of cryptocurrencies
Impairment of Mining Equipment				[1]
Inventory impairment
Inventory
Changes in operating assets and liabilities
Accounts receivable
Investment securities
Other receivables				[2]
Inter-company account		(286,198)	(294,669)	[2]	(311,415)
Amount due from related parties			212,863		(2)
Intangible assets
Accrued liabilities
Tax payables
Accounts payable
Other payables			78,525		47
Amount due to related parties		(1)
Lease liability
Net Cash used in Operating Activities - Continuing Operations		(286,266)	(3,281)		(311,382)
Net Cash generated from Operating Activities - Discontinued Operations
Purchase of property, equipment and equipment
Investment in equity
Proceed from disposals of discontinued operations
Cash Provided by (Used in) Investing Activities, Discontinued Operations
Purchase of property, equipment and equipment
Investment in equity
Proceed from disposals of discontinued operations
Net cash (used in) generated from investing activities
CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from share issuance, net of issuance costs					315,547
Proceed from private equity placement, net of issuance costs
Repayment of principle portion of lease liabilities
Proceeds from disposal of subsidiaries
Net cash generated from (used in) financing activities					315,547
EFFECT OF EXCHANGE RATES ON CASH					(1)
Net increase/(decrease), effect of exchange rate changes on cash and cash equivalent		(286,266)	(3,281)		4,164
CASH AND CASH EQUIVALENTTS, beginning of year		883	4,164
CASH AND CASH EQUIVALENTTS, end of year		859	883		4,164
VIE [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)				[1]	3
Net (loss) from discontinued operation
Net (loss)/income from continuing operation					3
Adjustments to reconcile net income net cash used in operating activities:
Loss on acquisition
Income from disposal of discontinued operations
Changes in operating assets and liabilities
Contract liabilities
Adjustments to reconcile net income net cash used in operating activities:
Depreciation of property, plant and equipment
Depreciation of ROU
Accretion of finance leases
Share-based compensation
Allowance for doubtful accounts - accounts receivable
Allowance for doubtful accounts - other receivable				[1]
Impairment of cryptocurrencies
Impairment of Mining Equipment
Inventory impairment
Inventory
Changes in operating assets and liabilities
Accounts receivable
Investment securities
Other receivables				[1]
Inter-company account
Amount due from related parties			(2)
Intangible assets
Accrued liabilities
Tax payables
Accounts payable
Other payables
Amount due to related parties
Lease liability
Net Cash used in Operating Activities - Continuing Operations			(2)		3
Net Cash generated from Operating Activities - Discontinued Operations
Purchase of property, equipment and equipment
Investment in equity
Proceed from disposals of discontinued operations
Cash Provided by (Used in) Investing Activities, Discontinued Operations
Purchase of property, equipment and equipment
Investment in equity
Proceed from disposals of discontinued operations
Net cash (used in) generated from investing activities
CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from share issuance, net of issuance costs
Proceed from private equity placement, net of issuance costs
Repayment of principle portion of lease liabilities
Proceeds from disposal of subsidiaries
Net cash generated from (used in) financing activities
EFFECT OF EXCHANGE RATES ON CASH
Net increase/(decrease), effect of exchange rate changes on cash and cash equivalent			(2)		3
CASH AND CASH EQUIVALENTTS, beginning of year			2
CASH AND CASH EQUIVALENTTS, end of year		0			3
Subsidiaries Outside China [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)		10,195	(78,243)		(10,584)
Net (loss) from discontinued operation
Net (loss)/income from continuing operation		10,195	(78,243)	[1]	(10,584)
Adjustments to reconcile net income net cash used in operating activities:
Loss on acquisition
Income from disposal of discontinued operations
Changes in operating assets and liabilities
Contract liabilities
Adjustments to reconcile net income net cash used in operating activities:
Depreciation of property, plant and equipment			4,783
Depreciation of ROU		800	693
Accretion of finance leases		32	75
Share-based compensation
Allowance for doubtful accounts - accounts receivable
Allowance for doubtful accounts - other receivable		6	12,402
Impairment of cryptocurrencies		970			925
Impairment of Mining Equipment		4,455	14,562
Inventory impairment
Inventory		(231)	(16)
Changes in operating assets and liabilities
Accounts receivable
Investment securities
Other receivables		(159,763)	(90,554)		(595)
Inter-company account		144,755	132,373	[1]	84,650
Amount due from related parties			(47,708)		1,000
Intangible assets		(15,960)	(117)
Accrued liabilities					3
Tax payables
Accounts payable		(79)	407
Other payables		1,674	1,600
Amount due to related parties					9
Lease liability		(544)	921
Net Cash used in Operating Activities - Continuing Operations		(13,690)	(48,822)		75,408
Net Cash generated from Operating Activities - Discontinued Operations
Purchase of property, equipment and equipment			(10,572)		(16,922)
Investment in equity					(64,794)
Proceed from disposals of discontinued operations
Cash Provided by (Used in) Investing Activities, Discontinued Operations
Purchase of property, equipment and equipment			(10,572)		(16,922)
Investment in equity					(64,794)
Proceed from disposals of discontinued operations
Net cash (used in) generated from investing activities			(10,572)		(81,716)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from share issuance, net of issuance costs					110,523
Proceed from private equity placement, net of issuance costs
Repayment of principle portion of lease liabilities		(288)	(768)
Proceeds from disposal of subsidiaries
Net cash generated from (used in) financing activities		(288)	(768)		110,523
EFFECT OF EXCHANGE RATES ON CASH					(98)
Net increase/(decrease), effect of exchange rate changes on cash and cash equivalent		(13,978)	(60,162)		104,117
CASH AND CASH EQUIVALENTTS, beginning of year		41,049	101,210
CASH AND CASH EQUIVALENTTS, end of year		54,990	41,048		104,117
Subsidiaries Inside China [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)		(3,686)	(26,405)		911
Net (loss) from discontinued operation			(261)		3,374
Net (loss)/income from continuing operation		(3,686)	(26,144)		(2,463)
Adjustments to reconcile net income net cash used in operating activities:
Loss on acquisition
Income from disposal of discontinued operations
Changes in operating assets and liabilities
Contract liabilities
Adjustments to reconcile net income net cash used in operating activities:
Depreciation of property, plant and equipment		4,975	34		4,007
Depreciation of ROU					843
Accretion of finance leases					152
Share-based compensation
Allowance for doubtful accounts - accounts receivable		451	(500)		963
Allowance for doubtful accounts - other receivable		42	56,201		269
Impairment of cryptocurrencies
Impairment of Mining Equipment			2,795
Inventory impairment		194	16,786
Inventory		13,435	(5,251)		(60,587)
Changes in operating assets and liabilities
Accounts receivable		1,172	17,911		(19,843)
Investment securities		(307)
Other receivables		(206,265)	(10,891)		(52,300)
Inter-company account		292,069	299,846		197,042
Amount due from related parties		12,456	(79,347)	[2]	(32,404)
Intangible assets
Accrued liabilities		(5,193)	1,076		19,306
Tax payables		1,247	3,650		(6,099)
Accounts payable		(15)	1,051		17
Other payables		149,019	(253,320)		12
Amount due to related parties		606	607		2
Lease liability
Net Cash used in Operating Activities - Continuing Operations		260,200	24,504		48,917
Net Cash generated from Operating Activities - Discontinued Operations		54	261		52,604
Purchase of property, equipment and equipment					(4,754)
Investment in equity					(657)
Proceed from disposals of discontinued operations
Cash Provided by (Used in) Investing Activities, Discontinued Operations		54	261		52,604
Purchase of property, equipment and equipment					(4,754)
Investment in equity					(657)
Proceed from disposals of discontinued operations
Net cash (used in) generated from investing activities					(5,411)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from share issuance, net of issuance costs					(40,426)
Proceed from private equity placement, net of issuance costs
Repayment of principle portion of lease liabilities					(1,764)
Proceeds from disposal of subsidiaries
Net cash generated from (used in) financing activities					(42,190)
EFFECT OF EXCHANGE RATES ON CASH		(7,619)	(24,283)		1,924
Net increase/(decrease), effect of exchange rate changes on cash and cash equivalent		252,581	482		55,844
CASH AND CASH EQUIVALENTTS, beginning of year		55,799	60,259		3,721
CASH AND CASH EQUIVALENTTS, end of year		47,070	60,742		59,565
Consolidation Adjustments (a) [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	[2]
Net (loss) from discontinued operation	[2]
Net (loss)/income from continuing operation	[2]
Adjustments to reconcile net income net cash used in operating activities:
Loss on acquisition	[2]
Income from disposal of discontinued operations	[2]
Changes in operating assets and liabilities	[2]
Contract liabilities	[2]
Adjustments to reconcile net income net cash used in operating activities:
Depreciation of property, plant and equipment	[2]
Depreciation of ROU	[2]
Accretion of finance leases	[2]
Share-based compensation	[2]
Allowance for doubtful accounts - accounts receivable	[2]
Allowance for doubtful accounts - other receivable	[2]
Impairment of cryptocurrencies	[2]
Impairment of Mining Equipment	[2]
Inventory impairment	[2]
Inventory	[2]
Changes in operating assets and liabilities
Accounts receivable	[2]
Investment securities	[2]
Other receivables	[2]	592,139
Inter-company account	[2]
Amount due from related parties	[2]		(4,941)	[1]
Intangible assets	[2]
Accrued liabilities	[2]
Tax payables	[2]
Accounts payable	[2]
Other payables	[2]	(155,488)
Amount due to related parties	[2]
Lease liability	[2]
Net Cash used in Operating Activities - Continuing Operations	[2]	436,651	(4,941)
Net Cash generated from Operating Activities - Discontinued Operations	[2]
Purchase of property, equipment and equipment	[2]
Investment in equity	[2]				750,119
Proceed from disposals of discontinued operations	[2]
Cash Provided by (Used in) Investing Activities, Discontinued Operations	[2]
Purchase of property, equipment and equipment	[2]
Investment in equity	[2]				750,119
Proceed from disposals of discontinued operations	[2]
Net cash (used in) generated from investing activities	[2]				750,119
CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from share issuance, net of issuance costs	[2]				(750,119)
Proceed from private equity placement, net of issuance costs	[2]
Repayment of principle portion of lease liabilities	[2]
Proceeds from disposal of subsidiaries	[2]
Net cash generated from (used in) financing activities	[2]				(750,119)
EFFECT OF EXCHANGE RATES ON CASH	[2]
Net increase/(decrease), effect of exchange rate changes on cash and cash equivalent	[2]	436,651	(4,941)
CASH AND CASH EQUIVALENTTS, beginning of year	[2]
CASH AND CASH EQUIVALENTTS, end of year	[2]
SOS Ltd. Consolidated Total [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)		(3,651)	(229,447)		(49,251)
Net (loss) from discontinued operation			(261)		3,374
Net (loss)/income from continuing operation		(3,651)	(229,186)		(52,625)
Adjustments to reconcile net income net cash used in operating activities:
Loss on acquisition
Income from disposal of discontinued operations
Changes in operating assets and liabilities
Contract liabilities
Adjustments to reconcile net income net cash used in operating activities:
Depreciation of property, plant and equipment		4,975	7,960		4,007
Depreciation of ROU		800	693		843
Accretion of finance leases		32	75		152
Share-based compensation		7,264	14,714		33,537
Allowance for doubtful accounts - accounts receivable		451	(500)		963
Allowance for doubtful accounts - other receivable		228	170,842		269
Impairment of cryptocurrencies		970	8,425		925
Impairment of Mining Equipment		4,455	25,043
Inventory impairment		194	16,786
Inventory		13,204	(5,267)		(60,587)
Changes in operating assets and liabilities
Accounts receivable		1,172	17,911		(19,843)
Investment securities		(307)
Other receivables		(25,194)	(60,083)		(161,933)
Inter-company account
Amount due from related parties		29,456	(53,732)		(32,306)
Intangible assets		(15,960)	(329)		(14,502)
Accrued liabilities		(5,193)	1,076		19,309
Tax payables		1,247	3,650		(6,099)
Accounts payable		(94)	1,458		11,376
Other payables		(4,795)	5,760		5,321
Amount due to related parties		998	607		26
Lease liability		(544)	921
Net Cash used in Operating Activities - Continuing Operations		9,708	(73,176)		(271,167)
Net Cash generated from Operating Activities - Discontinued Operations		54	261		52,604
Purchase of property, equipment and equipment			(16,030)		(33,034)
Investment in equity
Proceed from disposals of discontinued operations
Cash Provided by (Used in) Investing Activities, Discontinued Operations		54	261		52,604
Purchase of property, equipment and equipment			(16,030)		(33,034)
Investment in equity
Proceed from disposals of discontinued operations
Net cash (used in) generated from investing activities			(16,030)		(33,034)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from share issuance, net of issuance costs		17,884	18,463		585,839
Proceed from private equity placement, net of issuance costs
Repayment of principle portion of lease liabilities		(288)	(768)		(1,764)
Proceeds from disposal of subsidiaries			17,000
Net cash generated from (used in) financing activities		17,596	34,695		584,075

EFFECT OF EXCHANGE RATES ON CASH		(7,619)	(24,283)		1,825
Net increase/(decrease), effect of exchange rate changes on cash and cash equivalent		19,685	(78,533)		334,303
CASH AND CASH EQUIVALENTTS, beginning of year		259,492	338,025		3,722
CASH AND CASH EQUIVALENTTS, end of year		279,177	264,434		338,025
Consolidation Adjustments (b) [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	[1]				12,033
Net (loss) from discontinued operation	[1]
Net (loss)/income from continuing operation	[1]				12,033
Adjustments to reconcile net income net cash used in operating activities:
Loss on acquisition	[1]
Income from disposal of discontinued operations	[1]
Changes in operating assets and liabilities	[1]
Contract liabilities	[1]
Adjustments to reconcile net income net cash used in operating activities:
Depreciation of property, plant and equipment	[1]
Depreciation of ROU	[1]
Accretion of finance leases	[1]
Share-based compensation	[1]
Allowance for doubtful accounts - accounts receivable	[1]
Allowance for doubtful accounts - other receivable	[1]
Impairment of cryptocurrencies	[1]
Impairment of Mining Equipment	[1]
Inventory impairment	[1]
Inventory	[1]
Changes in operating assets and liabilities
Accounts receivable	[1]
Investment securities	[1]
Other receivables	[1]
Inter-company account	[1]
Amount due from related parties	[1]
Intangible assets	[1]
Accrued liabilities	[1]
Tax payables	[1]
Accounts payable	[1]
Other payables	[1]
Amount due to related parties	[1]
Lease liability	[1]
Net Cash used in Operating Activities - Continuing Operations	[1]				12,033
Net Cash generated from Operating Activities - Discontinued Operations	[1]
Purchase of property, equipment and equipment	[1]
Investment in equity	[1]
Proceed from disposals of discontinued operations	[1]
Cash Provided by (Used in) Investing Activities, Discontinued Operations	[1]
Purchase of property, equipment and equipment	[1]
Investment in equity	[1]
Proceed from disposals of discontinued operations	[1]
Net cash (used in) generated from investing activities	[1]
CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from share issuance, net of issuance costs	[1]				(12,033)
Proceed from private equity placement, net of issuance costs	[1]
Repayment of principle portion of lease liabilities	[1]
Proceeds from disposal of subsidiaries	[1]
Net cash generated from (used in) financing activities	[1]	0			(12,033)
EFFECT OF EXCHANGE RATES ON CASH	[1]
Net increase/(decrease), effect of exchange rate changes on cash and cash equivalent	[1]
CASH AND CASH EQUIVALENTTS, beginning of year	[1]
CASH AND CASH EQUIVALENTTS, end of year	[1]

[1]	This entry is to offset legal expenses against gross proceeds from direct public offerings.
[2]	This entry is to eliminate investment against equity accounts;